Derivative Instruments And Hedging Activities (Fair Value Of Derivative Contracts Designated And Not Designated As Hedging Instruments) (Details) (USD $) In Millions	May 29, 2011		May 30, 2010
Derivative contracts, Derivative Assets	$ 5.8		$ 4.5
Derivative contracts, Derivative Liabilities	(23.2)		(12.1)
Designated As Hedging Instruments [Member]
Derivative contracts, Derivative Assets	4.7		4.5
Derivative contracts, Derivative Liabilities	(23.2)		(11.5)
Designated As Hedging Instruments [Member] | Commodity Contracts [Member]
Derivative contracts, Derivative Assets	0.1	[1]		[1]
Derivative contracts, Derivative Liabilities		[1]	(0.6)	[1]
Designated As Hedging Instruments [Member] | Equity Forwards [Member]
Derivative contracts, Derivative Assets	0.4	[1]		[1]
Derivative contracts, Derivative Liabilities		[1]	(0.4)	[1]
Designated As Hedging Instruments [Member] | Interest Rate [Member]
Derivative contracts, Derivative Assets	3.6	[1]	3.4	[1]
Derivative contracts, Derivative Liabilities	(23.2)	[1]	(10.5)	[1]
Designated As Hedging Instruments [Member] | Foreign Currency [Member]
Derivative contracts, Derivative Assets	0.6	[1]	1.1	[1]
Derivative contracts, Derivative Liabilities		[1]		[1]
Not Designated As Hedging Instrument [Member]
Derivative contracts, Derivative Assets	1.1
Derivative contracts, Derivative Liabilities			(0.6)
Not Designated As Hedging Instrument [Member] | Commodity Contracts [Member]
Derivative contracts, Derivative Assets	0.6	[1]		[1]
Derivative contracts, Derivative Liabilities		[1]		[1]
Not Designated As Hedging Instrument [Member] | Equity Forwards [Member]
Derivative contracts, Derivative Assets	0.5	[1]		[1]
Derivative contracts, Derivative Liabilities		[1]	$ (0.6)	[1]

[1]	Derivative assets and liabilities are included in Receivables, net, Prepaid expenses and other current assets, and Other current liabilities, as applicable, on our consolidated balance sheets.